Schedule of Total Revenues by Geographic Regions (Detail) (USD $)	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule Of Geographical Information [Line Items]
Net revenues	$ 30,073,451	$ 36,971,275	$ 27,350,283	$ 23,441,614	$ 21,218,416	$ 22,838,008	$ 15,137,902	$ 9,759,159	$ 5,433,944	$ 69,012,432	$ 44,660,030	$ 108,981,588	$ 53,169,013	$ 31,376,816
United States [Member]
Schedule Of Geographical Information [Line Items]
Net revenues												101,189,399	42,223,225	18,270,531
Netherlands [Member]
Schedule Of Geographical Information [Line Items]
Net revenues												6,218,034	8,843,899	10,428,418
Other Country [Member]
Schedule Of Geographical Information [Line Items]
Net revenues												$ 1,574,155	$ 2,101,889	$ 2,677,867